CERTAIN TRANSACTIONS (Details) - USD ($) $ in Millions	May. 31, 2015	Jul. 31, 2014	Feb. 28, 2014
Noncash Or Part Noncash Acquisitions [Line Items]
Business Acquisition Effective Date Of Acquisition1	May 30, 2015	Jul. 30, 2014	Feb. 28, 2014
Labrys Biologics [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration		$ 207
Purchase price in US dollars		$ 207